Seward & Kissel LLP
1200 G Street, N.W.
Suite 350
Washington, DC  20005

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

July 8, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:           Vericimetry Funds
File No.

Dear Sir or Madam:

Filed herewith, on behalf of Vericimetry Funds, a Delaware statutory trust (the “Trust”), and in connection with the registration of the Trust under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”), please find an initial registration statement on Form N-1A (the “Registration Statement”).  We are also filing contemporaneously with the Registration Statement a Notification of Registration filed pursuant to Section 8(a) of the 1940 Act for the Trust.

Please direct any comments or questions to the undersigned at (202) 737-8833.

Sincerely,

/s/Bibb L. Strench
     Bibb L. Strench

Attachment

SK 27340 0002 1210485